UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Jennison Natural Resources Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	5/31/2006

Date of reporting period:	8/31/2005

Item 1. Schedule of Investments

Jennison Natural Resources Fund, Inc.

Schedule of Investments as of August 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.0%
COMMON STOCKS 96.8%
Construction Materials 0.3%
3,130,000	Anhui Conch Cement Co., Ltd. (Hong Kong)	$2,840,179

Electrical Equipment 0.3%
400,800	Evergreen Solar Inc. (a)(b)	2,825,640

Energy Equipment & Services 36.0%
570,600	BJ Services Co.	35,993,448
153,900	CARBO Ceramics, Inc. (b)	9,258,624
190,800	Cooper Cameron Corp. (a)(b)	13,766,220
386,100	ENSCO International, Inc.	15,776,046
816,900	GlobalSantaFe Corp. (b)	38,296,272
326,100	Halliburton Co.	20,208,417
118,200	Hydril (a)(b)	8,096,700
692,500	National-Oilwell Varco, Inc. (a)	44,465,425
1,690,418	OPTI Canada, Inc. (Canada)(a)	51,849,644
61,100	OPTI Canada, Inc. (Canada) 144A(a)(h)	1,874,100
412,900	Patterson-UTI Energy, Inc.	14,046,858
351,200	Pioneer Drilling Co. (a)	5,478,720
942,000	Smith International, Inc. (b)	32,725,080
325,400	Technip SA (France)(ADR)(b)	18,827,644
182,200	Transocean, Inc. (a)	10,757,088
394,100	Weatherford International Ltd. (a)(b)	26,684,511

		348,104,797

Household Durables 0.3%
179,000	Blount International, Inc. (a)(b)	3,222,000

Machinery 0.2%
62,800	Railpower Technologies Corp. (Canada)(a)	222,191
442,700	Railpower Technologies Corp. (Canada) 144A(a)(h)	1,566,360

		1,788,551

Metals & Mining 21.0%
1,201,400	Aflease Gold and Uranium Resources, Ltd. (South Africa)(ADR)(a)(b)	10,452,180
1,060,000	Alumina Ltd. (Australia)	4,836,026
52,400	Aluminum Corp. of China Ltd. (China)(ADR)(b)	2,861,040
851,800	AXMIN, Inc. (Canada)(a)	373,140
371,711	Canico Resource Corp. (Canada)(a)	4,415,252
664,800	Cia Vale Do Rio Doce (Brazil)(ADR)	22,862,472
238,800	CONSOL Energy, Inc.	16,644,360
1,580,500	Crystallex International Corp. (a)(b)	4,156,715
417,100	First Quantum Minerals Ltd. (Canada)	8,917,904
447,600	FNX Mining Co., Inc. (Canada)(a)	5,154,747
14,200	FNX Mining Co., Inc. (Canada)144A(a)(h)	159,425
338,700	Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	14,282,979
190,200	Gabriel Resources Ltd. (Canada)(a)	312,447
723,500	Gold Fields Ltd. (South Africa)(ADR)	8,291,310
166,900	Gold Reserve, Inc. (Canada)(a)	500,538

1,086,873	Harmony Gold Mining Ltd. (South Africa)(ADR)(b)	8,227,629
30,700	Impala Platinum Holdings Ltd. (South Africa)(b)	3,220,250
470,200	Impala Platinum Holdings Ltd. (South Africa) (ADR)	12,217,630
559,900	Meridian Gold, Inc. (a)	10,576,511
414,700	Nevsun Resources Ltd. (Canada)(a)	653,291
587,300	Newcrest Mining Ltd. (Australia)	7,623,672
227,400	Newmont Mining Corp.	9,000,492
349,000	Northern Dynasty Minerals Ltd. (a)	1,186,600
280,000	Orezone Resources Inc. (Canada)(a)	431,658
69,745	Pan American Silver Corp. (Canada)(a)	1,085,203
808,800	Peru Copper, Inc. (Canada)(a)	1,056,097
234,700	Phelps Dodge Corp.	25,237,291
627,700	Placer Dome, Inc.	9,176,974
88,100	Southern Peru Copper Corp.	4,315,138
593,900	Western Silver Corp. (a)	4,745,261

		202,974,232

Oil, Gas & Consumable Fuels 38.7%
205,700	Bill Barrett Corp. (a)(b)	6,946,489
1,200,000	BPI Industries (Canada) (cost $1,377,540; Purchased 12/31/04)(a)(d)(e)	2,083,990
362,100	Cameco Corp. (Canada)	18,253,708
216,300	Cheniere Energy, Inc. (a)(b)	8,446,515
96,200	CNX Gas Corp. (cost $1,539,200; Purchased 8/1/05) 144A(a)(d)(e)	1,539,200
812,500	Compton Petroleum Corp. (Canada)(a)	9,726,317
193,200	Duvernay Oil Corp. (Canada)(a)	6,290,535
710,400	Endeavour International Corp. (a)(b)	3,665,664
77,500	Eni S.p.A. (Italy)(ADR)	11,489,375
300,400	EOG Resources, Inc. (b)	19,174,532
237,600	Frontline Ltd. (b)	11,110,176
985,900	Gasco Energy, Inc. (a)(b)	5,688,643
304,400	Goodrich Petroleum Corp. (a)	6,632,876
134,500	Houston Exploration Co. (The)(a)	7,922,050
269,000	McMoRan Exploration Co. (a)(b)	4,839,310
1,260,500	Nelson Resources Ltd. (a)	3,196,247
346,600	Nexen, Inc.	15,122,158
580,100	OMI Corp. (b)	11,097,313
226,000	Petroleo Brasileiro SA (Brazil)(ADR)(b)	14,138,560
446,900	Quicksilver Resources, Inc. (a)(b)	19,395,460
447,900	Range Resources Corp.	15,600,357
632,100	Sasol Ltd. (South Africa)(ADR)(b)	21,112,140
675,600	Southwestern Energy Co. (a)	39,117,240
680,600	Suncor Energy, Inc.	40,332,356
256,900	Teekay Shipping Corp. (b)	11,855,935
272,394	Trident Resources Corp. (Canada) (cost $5,671,736; Purchased 12/04/03-07/21/05) (a)(d)(e)	11,473,569
2,402,500	UTS Energy Corp. (Canada)(a)	8,520,724
896,000	Warren Resources Inc. (a)(b)	10,205,440
412,600	Western Gas Resoures Inc.	19,804,800
387,900	Western Oil Sands, Inc. (Canada)(a)	9,590,889

		374,372,568

	Total common stock (cost $622,867,784)	936,127,967

PREFERRED STOCK 1.0%

Oil, Gas & Consumable Fuels
129,200	Surgutneftegaz (Russia)(ADR)(b) (cost $6,336,568)	9,496,200

Principal Amount (000)
CONVERTIBLE BOND
Metals & Mining
9	JCI Ltd. (South Africa) 11.00%, 01/15/06 (g) (cost $1,759)	13

Shares
LINKED NOTE 0.2%
Metals & Mining
10,879	USD Palladium Linked Bank Note, zero coupon, 7/13/07 (cost $2,000,001; Purchased 6/30/03)(a)(d)(e)	1,915,438

Units
WARRANTS (a)
Metals & Mining
11,922	Pan American Silver Corp. (Canada) Expiring 2/20/08 @ CAD$12	74,924
404,400	Peru Copper, Inc. (Canada) Expiring 3/18/06 @ CAD$2	34,068

		108,992
Oil, Gas & Consumable Fuels
600,000	BPI Industries, Inc. (Canada) Expiring 12/31/06 (cost $132,099; Purchased 12/31/04)(a)(d)(e)	293,626

	Total warrants (cost $196,927)	402,618

	Total long-term investments (cost $631,403,039)	947,942,236

Shares
SHORT-TERM INVESTMENTS 19.4%
Mutual Fund
187,558,306	Dryden Core Investment Fund-Taxable Money Market Series (f)(i) (cost $187,558,306)	187,558,306

	Total Investments(c) 117.4% (cost $818,961,345)(j)	1,135,500,542
	Liabilities in excess of other assets (17.4%)	(167,954,624)

	Net Assets 100.0%	$967,545,918

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.

(b)	Securities, or a portion thereof, on loan with aggregate market value of $163,328,475; cash collateral of $165,244,431 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	As of August 31, 2005, 4 securities representing $15,766,623 and 1.4% of the total market value were fair valued in accordance with the polices adopted by the Board of Directors.

(d)	Indicates illiquid securities. The aggregate cost of such securities is $10,720,576. The aggregate value of $17,305,823 is approximately 1.8% of net assets.

(e)	Indicates a security restricted to resale. The aggregate cost of such securities was $10,720,576. The aggregate value of $17,305,823 is approximately 1.8% of net assets.

(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a variable rate security. The interest rate shown reflects the rare in effect at August 31, 2005.

(h)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(i)	Prudential Investments LLC, the manager of the Fund also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market series

(j)	The United States federal income tax basis of the Fund’s investments was $824,198,879; accordingly net unrealized appreciation on investments for federal income tax purposes was $311,301,663 (gross unrealized appreciation $324,370,412, gross unrealized depreciation $13,068,749). The differences between the book and the tax basis are attributable to deferred losses on wash sales and mark to market on passive foreign investment companies.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities: assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Funds invest in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Natural Resources Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date October 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date October 13, 2005

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date October 13, 2005

*	Print the name and title of each signing officer under his or her signature.